Cover Page	Aug. 12, 2021
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 12, 2021
Entity Registrant Name	CCC INTELLIGENT SOLUTIONS HOLDINGS INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39447
Entity Tax Identification Number	98-1546280
Entity Address, Address Line One	222 Merchandise Mart Plaza
Entity Address, Address Line Two	Suite 900
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60654
City Area Code	800
Local Phone Number	621-8070
Entity Information, Former Legal or Registered Name	Dragoneer Growth Opportunities Corp.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001818201
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	One Letterman Drive
Entity Address, Address Line Two	Building D
Entity Address, Address Line Three	Suite M500
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94129
Common stock, par value $0.0001 per share [Member]
Document Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	CCCS
Security Exchange Name	NYSE
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase one share of common stock at an exercise price of $11.50
Trading Symbol	CCCS WS
Security Exchange Name	NYSE